MAINSTAY FUNDS TRUST

MainStay Epoch International Choice Fund

(the “Fund”)

Supplement dated April 10, 2024 (“Supplement”) to the Prospectus and Summary Prospectus dated February 28, 2024, as supplemented and Statement of Additional Information (“SAI”), dated February 28, 2024, as amended March 29, 2024

Capitalized terms and certain other terms used in this Supplement, unless otherwise defined in this Supplement, have the meanings assigned to them in the Prospectus, Summary Prospectuses and SAI.

Effective immediately:

1. The table in the section entitled “Management” of the Fund’s Summary Prospectus and Prospectus is amended to include the information below. Michael A. Welhoelter, William J. Booth and Glen Petraglia will continue to serve as portfolio managers of the Fund.

Subadvisor	Portfolio Managers	Service Date
Epoch Investment Partners, Inc.	Nikolay Petrakov, Managing Director	Since April 2024

2. The subsection entitled “Portfolio Manager Biographies” under the heading “Know With Whom You Are Investing” in the Prospectus is amended to include the following:

Nikolay Petrakov, CFA

Mr. Petrakov has managed the MainStay Epoch International Choice Fund since April 2024. He is a Managing Director, Portfolio Manager and Equity Research Analyst at Epoch. Prior to joining Epoch in 2014, Mr. Petrakov was an international equity analyst at Lord, Abbett & Co. for eight years, where he focused on banks, insurers, asset managers, and specialty finance companies. Before Lord, Abbett & Co., Mr. Petrakov was an investment analyst at AON Hewitt Financial Services. Mr. Petrakov received a BA from Hope College and an MBA from the University of Chicago.

3.  The table beginning on page 123 of the SAI under the section entitled “Portfolio Managers” is amended to include the following:

		NUMBER OF OTHER ACCOUNTS MANAGED AND ASSETS BY ACCOUNT TYPE			NUMBER OF ACCOUNTS AND ASSETS FOR WHICH THE ADVISORY FEE IS BASED ON PERFORMANCE
PORTFOLIO MANAGER	FUNDS MANAGED BY PORTFOLIO MANAGER	REGISTERED INVESTMENT COMPANIES	OTHER POOLED INVESTMENT VEHICLES	OTHER ACCOUNTS	REGISTERED INVESTMENT COMPANIES	OTHER POOLED INVESTMENT VEHICLES	OTHER ACCOUNTS
Nikolay Petrakov*	MainStay Epoch International Choice Fund	0 RICs $0	0 Accounts $0	0 Accounts $0	0 RICs $0	0 Accounts $0	0 Accounts $0

*The information for Mr. Petrakov is as of 12/31/23.

4. The table beginning on page 130 of the SAI under the section entitled “Portfolio Managers” is amended to include the following:

PORTFOLIO MANAGER	FUND	RANGE OF OWNERSHIP	RANGE OF OWNERSHIP IN SIMILAR INVESTMENT STRATEGIES	TOTAL RANGE OF OWNERSHIP
Nikolay Petrakov	MainStay Epoch International Choice Fund	$0	$0	$0

*The information for Mr. Petrakov is as of 12/31/23.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

MS16ea-04/24